General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Material expense [abstract]
Personnel expenses	¥ 1,128,120	¥ 1,028,875	¥ 922,452
Depreciation and amortization	292,363	276,534	262,702
Building and maintenance expenses	8,849	8,992	7,847
Supplies expenses	19,389	17,101	14,571
Communication expenses	32,853	31,650	31,182
Publicity and advertising expenses	203,347	172,807	143,500
Taxes and dues	115,639	100,428	84,020
Outsourcing expenses	124,878	144,994	123,293
Office equipment expenses	79,115	81,430	70,151
Others	417,179	366,890	305,699
Total general and administrative expenses	¥ 2,421,732	¥ 2,229,701	¥ 1,965,417